UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: August 14, 2008.



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $109,134
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE

                                                  FORM 13F INFORMATION TABLE

                                            Value      Shares/   Sh/ Put/  Invstmt       Other     Voting Authority
  Name of Issuer   Title of Class  CUSIP    (x$1000)   PrnAmt    Prn Call  Discret       Mngrs     Sole  Shared None



ACTIVE POWER INC        COM      00504W100     2,255  2,854,086   SH        Sole                2,854,086
CAPSTONE TURBINE CORP   COM      14067D102     4,322  1,412,346   SH        Sole                1,412,346
CYBERONICS, INC.        COM      23251P102    33,157  1,200,473   SH        Sole                1,200,473
GENVEC, INC.            COM      37246C109     5,532  3,373,403   SH        Sole                3,373,403
MIDDLEBRK PHARMACEUT    COM      596087106    10,704  4,865,679   SH        Sole                4,865,679
NITROMED INC            COM      654798503     5,377  5,376,566   SH        Sole                5,376,566
SENOMYX INC.,           COM      81724Q107     1,055    208,155   SH        Sole                  208,155
TEMPLETON DRAGON FD     COM      88018T101     9,551    370,190   SH        Sole                  370,190
TERCICA, INC.           COM      88078L105    26,670  3,016,987   SH        Sole                3,016,987
VANDA PHARMACEUT        COM      921659100       555    560,396   SH        Sole                  560,396
VERENIUM CORP           COM      92340P100     9,955  4,952,934   SH        Sole                4,952,934

